Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Opening balance	kr 2,518	kr 2,983
Decrease in allowance	40	(118)
Write-offs	(163)	(136)
Translation difference	3	(211)
Closing balance	kr 2,398	kr 2,518